Index 500 Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Common Stocks (98.3%)	Shares/ Par +	Value $ (000’s)

Communication Services (10.6%)
Activision Blizzard, Inc.	108,411	8,776
Alphabet, Inc. - Class A *	42,202	61,851
Alphabet, Inc. - Class C *	41,236	60,600
AT&T, Inc.	1,000,722	28,531
CenturyLink, Inc.	138,736	1,400
Charter Communications, Inc. - Class A *	21,008	13,116
Comcast Corp. - Class A	640,273	29,619
Discovery Communications, Inc. - Class A *	22,501	490
Discovery Communications, Inc. - Class C *	43,478	852
DISH Network Corp. - Class A *	34,651	1,006
Electronic Arts, Inc. *	40,562	5,290
Facebook, Inc. - Class A *	337,687	88,440
Fox Corp.	22,001	615
Fox Corp. - Class A	48,270	1,343
The Interpublic Group of Companies, Inc.	54,765	913
Live Nation Entertainment, Inc. *	19,962	1,076
Netflix, Inc. *	61,942	30,973
News Corp. - Class A	54,635	766
News Corp. - Class B	17,104	239
Omnicom Group, Inc.	30,179	1,494
Take-Two Interactive Software, Inc. *	16,059	2,653
T-Mobile US, Inc. *	81,711	9,344
Twitter, Inc. *	111,091	4,944
Verizon Communications, Inc.	581,199	34,576
ViacomCBS, Inc.	79,182	2,218
The Walt Disney Co.	253,806	31,492

Total		422,617

Consumer Discretionary (11.4%)
Advance Auto Parts, Inc.	9,711	1,491
Amazon.com, Inc. *	59,798	188,288
Aptiv PLC	37,925	3,477
AutoZone, Inc. *	3,281	3,864
Best Buy Co., Inc.	32,355	3,601
Booking Holdings, Inc. *	5,751	9,838
BorgWarner, Inc.	29,109	1,128
CarMax, Inc. *	22,905	2,105
Carnival Corp.	72,739	1,104
Chipotle Mexican Grill, Inc. *	3,928	4,885

Common Stocks (98.3%)	Shares/ Par +	Value $ (000’s)

Consumer Discretionary continued
D.R. Horton, Inc.	46,486	3,516
Darden Restaurants, Inc.	18,270	1,841
Dollar General Corp.	34,977	7,332
Dollar Tree, Inc. *	33,330	3,044
Domino’s Pizza, Inc.	5,526	2,350
eBay, Inc.	93,385	4,865
Etsy, Inc. *	16,760	2,038
Expedia, Inc.	19,060	1,748
Ford Motor Co.	548,822	3,655
The Gap, Inc.	28,860	491
Garmin, Ltd.	20,950	1,987
General Motors Co.	176,880	5,234
Genuine Parts Co.	20,262	1,928
Hanesbrands, Inc.	48,900	770
Hasbro, Inc.	17,898	1,481
Hilton Worldwide Holdings, Inc.	38,949	3,323
The Home Depot, Inc.	151,191	41,987
L Brands, Inc.	32,785	1,043
Las Vegas Sands Corp.	46,129	2,152
Leggett & Platt, Inc.	18,595	766
Lennar Corp. - Class A	38,571	3,150
LKQ Corp. *	39,320	1,090
Lowe’s Companies, Inc.	106,145	17,605
Marriott International, Inc. - Class A	37,352	3,458
McDonald’s Corp.	104,511	22,939
MGM Resorts International	57,505	1,251
Mohawk Industries, Inc. *	8,400	820
Newell Brands, Inc.	53,039	910
NIKE, Inc. - Class B	174,845	21,950
Norwegian Cruise Line Holdings, Ltd. *	38,711	662
NVR, Inc. *	489	1,997
O’Reilly Automotive, Inc. *	10,403	4,797
PulteGroup, Inc.	37,666	1,744
PVH Corp.	9,963	594
Ralph Lauren Corp.	6,765	460
Ross Stores, Inc.	49,990	4,665
Royal Caribbean Cruises, Ltd.	25,025	1,620
Starbucks Corp.	164,189	14,107
Tapestry, Inc.	38,799	606
Target Corp.	70,313	11,069
Tiffany & Co.	15,172	1,758
The TJX Cos., Inc.	168,410	9,372
Tractor Supply Co.	16,324	2,340
Ulta Beauty, Inc. *	7,911	1,772
Under Armour, Inc. - Class A *	26,478	297

Common Stocks (98.3%)	Shares/ Par +	Value $ (000’s)

Consumer Discretionary continued
Under Armour, Inc. - Class C *	27,311	269
VF Corp.	44,876	3,153
Whirlpool Corp.	8,749	1,609
Wynn Resorts, Ltd.	13,633	979
Yum! Brands, Inc.	42,332	3,865

Total		452,240

Consumer Staples (6.9%)
Altria Group, Inc.	261,016	10,086
Archer-Daniels-Midland Co.	78,042	3,628
Brown-Forman Corp. - Class B	25,636	1,931
Campbell Soup Co.	28,434	1,375
Church & Dwight Co., Inc.	34,735	3,255
The Clorox Co.	17,727	3,726
The Coca-Cola Co.	542,974	26,807
Colgate-Palmolive Co.	120,424	9,291
Conagra Brands, Inc.	68,608	2,450
Constellation Brands, Inc. - Class A	23,599	4,472
Costco Wholesale Corp.	62,013	22,015
The Estee Lauder Cos., Inc. - Class A	31,682	6,915
General Mills, Inc.	85,804	5,292
The Hershey Co.	20,704	2,968
Hormel Foods Corp.	39,410	1,927
The J.M. Smucker Co.	16,022	1,851
Kellogg Co.	35,641	2,302
Kimberly-Clark Corp.	47,901	7,073
The Kraft Heinz Co.	91,008	2,726
The Kroger Co.	109,261	3,705
Lamb Weston Holdings, Inc.	20,410	1,353
McCormick & Co., Inc.	17,408	3,379
Molson Coors Beverage Co. - Class B	26,412	886
Mondelez International, Inc.	200,613	11,525
Monster Beverage Corp. *	51,852	4,158
PepsiCo, Inc.	194,475	26,954
Philip Morris International, Inc.	218,725	16,402
The Procter & Gamble Co.	349,673	48,601
Sysco Corp.	71,425	4,444
Tyson Foods, Inc. - Class A	41,328	2,458
Walgreens Boots Alliance, Inc.	101,017	3,628

Index 500 Stock Portfolio

Common Stocks (98.3%)	Shares/ Par +	Value $ (000’s)

Consumer Staples continued
Walmart, Inc.	195,023	27,286

Total		274,869

Energy (2.0%)
Apache Corp.	53,016	502
Baker Hughes	92,182	1,225
Cabot Oil & Gas Corp.	55,981	972
Chevron Corp.	262,270	18,883
Concho Resources, Inc.	27,628	1,219
ConocoPhillips	150,645	4,947
Devon Energy Corp.	53,764	509
Diamondback Energy, Inc.	22,167	668
EOG Resources, Inc.	81,778	2,939
Exxon Mobil Corp.	593,865	20,387
Halliburton Co.	123,384	1,487
Hess Corp.	38,393	1,571
HollyFrontier Corp.	20,934	413
Kinder Morgan, Inc.	273,411	3,371
Marathon Oil Corp.	110,880	454
Marathon Petroleum Corp.	91,392	2,681
National Oilwell Varco, Inc.	54,535	494
Noble Energy, Inc.	68,072	582
Occidental Petroleum Corp.	117,575	1,177
ONEOK, Inc.	62,390	1,621
Phillips 66	61,335	3,180
Pioneer Natural Resources Co.	23,073	1,984
Schlumberger, Ltd.	194,961	3,034
TechnipFMC PLC	59,323	374
Valero Energy Corp.	57,270	2,481
The Williams Cos., Inc.	170,447	3,349

Total		80,504

Financials (9.5%)
AFLAC, Inc.	93,121	3,385
The Allstate Corp.	43,866	4,130
American Express Co.	91,600	9,183
American International Group, Inc.	120,991	3,331
Ameriprise Financial, Inc.	16,892	2,603
Aon PLC	32,536	6,712
Arthur J. Gallagher & Co.	26,896	2,840
Assurant, Inc.	8,378	1,016
Bank of America Corp.	1,070,865	25,797
The Bank of New York Mellon Corp.	114,468	3,931
Berkshire Hathaway, Inc. - Class B *	278,407	59,284
BlackRock, Inc.	19,918	11,225
Capital One Financial Corp.	64,136	4,609
CBOE Holdings, Inc.	15,275	1,340
The Charles Schwab Corp.	162,893	5,902

Common Stocks (98.3%)	Shares/ Par +	Value $ (000’s)

Financials continued
Chubb, Ltd.	63,395	7,361
Cincinnati Financial Corp.	21,011	1,638
Citigroup, Inc.	292,402	12,605
Citizens Financial Group, Inc.	59,950	1,516
CME Group, Inc.	50,370	8,427
Comerica, Inc.	19,529	747
Discover Financial Services	43,038	2,487
E*TRADE Financial Corp.	31,054	1,554
Everest Re Group, Ltd.	5,614	1,109
Fifth Third Bancorp	100,037	2,133
First Republic Bank	24,174	2,636
Franklin Resources, Inc.	37,571	765
Globe Life, Inc.	13,763	1,100
The Goldman Sachs Group, Inc.	48,326	9,712
The Hartford Financial Services Group, Inc.	50,310	1,854
Huntington Bancshares, Inc.	142,885	1,310
Intercontinental Exchange, Inc.	78,829	7,887
Invesco, Ltd.	52,884	603
JPMorgan Chase & Co.	428,043	41,208
KeyCorp	137,082	1,635
Lincoln National Corp.	25,514	799
Loews Corp.	33,481	1,164
M&T Bank Corp.	18,017	1,659
MarketAxess Holdings, Inc.	5,333	2,568
Marsh & McLennan Cos., Inc.	71,143	8,160
MetLife, Inc.	108,361	4,028
Moody’s Corp.	22,672	6,572
Morgan Stanley	168,309	8,138
MSCI, Inc.	11,747	4,191
Nasdaq, Inc.	16,149	1,982
Northern Trust Corp.	29,227	2,279
People’s United Financial, Inc.	59,660	615
PNC Financial Services Group, Inc.	59,622	6,553
Principal Financial Group, Inc.	35,858	1,444
The Progressive Corp.	82,220	7,784
Prudential Financial, Inc.	55,479	3,524
Raymond James Financial, Inc.	17,145	1,248
Regions Financial Corp.	134,858	1,555
S&P Global, Inc.	33,849	12,206
State Street Corp.	49,493	2,936
SVB Financial Group *	7,270	1,749
Synchrony Financial	76,250	1,995
T. Rowe Price Group, Inc.	31,881	4,088

Common Stocks (98.3%)	Shares/ Par +	Value $ (000’s)

Financials continued
The Travelers Cos., Inc.	35,561	3,847
Truist Financial Corp.	189,274	7,202
U.S. Bancorp	192,531	6,902
Unum Group	28,590	481
W.R. Berkley Corp.	19,751	1,208
Wells Fargo & Co.	578,670	13,605
Willis Towers Watson PLC	18,098	3,779
Zions Bancorporation	23,031	673

Total		378,509

Health Care (14.0%)
Abbott Laboratories	248,675	27,063
AbbVie, Inc.	247,875	21,711
ABIOMED, Inc. *	6,327	1,753
Agilent Technologies, Inc.	43,303	4,371
Alexion Pharmaceuticals, Inc. *	30,783	3,522
Align Technology, Inc. *	10,070	3,297
AmerisourceBergen Corp.	20,644	2,001
Amgen, Inc.	82,262	20,908
Anthem, Inc.	35,325	9,488
Baxter International, Inc.	71,102	5,718
Becton Dickinson and Co.	40,713	9,473
Biogen, Inc. *	22,235	6,308
Bio-Rad Laboratories, Inc. - Class A *	3,004	1,548
Boston Scientific Corp. *	200,942	7,678
Bristol-Myers Squibb Co.	316,570	19,086
Cardinal Health, Inc.	41,075	1,928
Catalent, Inc. *	23,054	1,975
Centene Corp. *	81,388	4,747
Cerner Corp.	42,891	3,101
Cigna Corp.	51,574	8,737
The Cooper Cos., Inc.	6,901	2,326
CVS Health Corp.	183,810	10,734
Danaher Corp.	88,678	19,095
DaVita, Inc. *	10,563	905
Dentsply Sirona, Inc.	30,688	1,342
Dexcom, Inc. *	13,447	5,543
Edwards Lifesciences Corp. *	87,325	6,970
Eli Lilly & Co.	111,501	16,504
Gilead Sciences, Inc.	176,088	11,127
HCA Healthcare, Inc.	37,032	4,617
Henry Schein, Inc. *	20,052	1,179
Hologic, Inc. *	36,375	2,418
Humana, Inc.	18,581	7,690
IDEXX Laboratories, Inc. *	11,946	4,696
Illumina, Inc. *	20,506	6,338
Incyte Corp. *	26,109	2,343
Intuitive Surgical, Inc. *	16,437	11,663

Index 500 Stock Portfolio

Common Stocks (98.3%)	Shares/ Par +	Value $ (000’s)

Health Care continued
IQVIA Holdings, Inc. *	26,864	4,235
Johnson & Johnson	369,786	55,054
Laboratory Corp. of America Holdings *	13,680	2,576
McKesson Corp.	22,780	3,393
Medtronic PLC	188,798	19,620
Merck & Co., Inc.	355,238	29,467
Mettler-Toledo International, Inc. *	3,367	3,252
Mylan NV *	72,607	1,077
PerkinElmer, Inc.	15,705	1,971
Perrigo Co. PLC	19,169	880
Pfizer, Inc.	780,476	28,643
Quest Diagnostics, Inc.	18,863	2,160
Regeneron Pharmaceuticals, Inc. *	14,683	8,219
ResMed, Inc.	20,352	3,489
STERIS PLC	11,946	2,105
Stryker Corp.	45,897	9,564
Teleflex, Inc.	6,533	2,224
Thermo Fisher Scientific, Inc.	55,561	24,531
UnitedHealth Group, Inc.	133,477	41,614
Universal Health Services, Inc. - Class B	10,913	1,168
Varian Medical Systems, Inc. *	12,800	2,202
Vertex Pharmaceuticals, Inc. *	36,583	9,955
Waters Corp. *	8,698	1,702
West Pharmaceutical Services, Inc.	10,371	2,851
Zimmer Biomet Holdings, Inc.	29,081	3,959
Zoetis, Inc.	66,735	11,036

Total		556,850

Industrials (8.1%)
3M Co.	80,903	12,959
A.O. Smith Corp.	19,014	1,004
Alaska Air Group, Inc.	17,365	636
Allegion PLC	12,954	1,281
American Airlines Group, Inc.	71,429	878
AMETEK, Inc.	32,252	3,206
The Boeing Co.	74,521	12,315
C.H. Robinson Worldwide, Inc.	18,936	1,935
Carrier Global Corp.	114,355	3,492
Caterpillar, Inc.	76,056	11,344
Cintas Corp.	12,211	4,064
Copart, Inc. *	29,018	3,051
CSX Corp.	107,453	8,346
Cummins, Inc.	20,741	4,380
Deere & Co.	44,014	9,755
Delta Air Lines, Inc.	89,589	2,740
Dover Corp.	20,221	2,191

Common Stocks (98.3%)	Shares/ Par +	Value $ (000’s)

Industrials continued
Eaton Corp. PLC	56,195	5,734
Emerson Electric Co.	83,933	5,503
Equifax, Inc.	17,059	2,677
Expeditors International of Washington, Inc.	23,548	2,132
Fastenal Co.	80,567	3,633
FedEx Corp.	33,854	8,515
Flowserve Corp.	18,282	499
Fortive Corp.	47,342	3,608
Fortune Brands Home & Security, Inc.	19,403	1,679
General Dynamics Corp.	32,643	4,519
General Electric Co.	1,229,422	7,659
Honeywell
International, Inc.	98,567	16,225
Howmet Aerospace, Inc.	55,131	922
Huntington Ingalls Industries, Inc.	5,687	800
IDEX Corp.	10,606	1,935
IHS Markit, Ltd.	52,389	4,113
Illinois Tool Works, Inc.	40,409	7,807
Ingersoll-Rand, Inc. *	52,134	1,856
J.B. Hunt Transport Services, Inc.	11,707	1,479
Jacobs Engineering Group, Inc.	18,288	1,697
Johnson Controls International PLC	104,503	4,269
Kansas City Southern	13,252	2,396
L3Harris Technologies, Inc.	30,365	5,157
Lockheed Martin Corp.	34,551	13,243
Masco Corp.	36,733	2,025
Nielsen Holdings PLC	50,106	710
Norfolk Southern Corp.	35,831	7,667
Northrop Grumman Corp.	21,776	6,870
Old Dominion Freight Line, Inc.	13,513	2,445
Otis Worldwide Corp.	57,177	3,569
PACCAR, Inc.	48,617	4,146
Parker Hannifin Corp.	18,057	3,654
Pentair PLC	23,302	1,066
Quanta Services, Inc.	19,385	1,025
Raytheon Co.	214,562	12,346
Republic Services, Inc.	29,524	2,756
Robert Half International, Inc.	16,101	852
Rockwell Automation, Inc.	16,288	3,594
Rollins, Inc.	20,715	1,123
Roper Technologies, Inc.	14,707	5,811
Snap-on, Inc.	7,650	1,126
Southwest Airlines Co.	82,849	3,107
Stanley Black & Decker, Inc.	22,428	3,638
Teledyne Technologies, Inc. *	5,177	1,606

Common Stocks (98.3%)	Shares/ Par +	Value $ (000’s)

Industrials continued
Textron, Inc.	32,028	1,156
Trane Technologies PLC	33,618	4,076
TransDigm Group, Inc.	7,613	3,617
Union Pacific Corp.	95,344	18,770
United Continental Holdings, Inc. *	40,869	1,420
United Parcel Service, Inc. - Class B	99,311	16,548
United Rentals, Inc. *	10,124	1,767
Verisk Analytics, Inc.	22,807	4,226
W.W. Grainger, Inc.	6,320	2,255
Wabtec Corp.	25,124	1,555
Waste Management, Inc.	54,589	6,178
Xylem, Inc.	25,276	2,126

Total		324,464

Information Technology (27.7%)
Accenture PLC - Class A	89,355	20,193
Adobe Systems, Inc. *	67,370	33,040
Advanced Micro Devices, Inc. *	164,899	13,520
Akamai Technologies, Inc. *	22,852	2,526
Amphenol Corp. - Class A	41,908	4,537
Analog Devices, Inc.	51,906	6,060
ANSYS, Inc. *	12,049	3,943
Apple, Inc.	2,257,964	261,495
Applied Materials, Inc.	128,272	7,626
Arista Networks, Inc. *	7,688	1,591
Autodesk, Inc. *	30,798	7,115
Automatic Data Processing, Inc.	60,390	8,424
Broadcom, Inc.	56,488	20,580
Broadridge Financial Solutions, Inc.	16,175	2,135
Cadence Design Systems, Inc. *	39,157	4,175
CDW Corp.	20,038	2,395
Cisco Systems, Inc.	594,594	23,421
Citrix Systems, Inc.	17,350	2,389
Cognizant Technology Solutions Corp. - Class A	76,159	5,287
Corning, Inc.	106,877	3,464
DXC Technology Co.	35,701	637
F5 Networks, Inc. *	8,592	1,055
Fidelity National Information Services, Inc.	87,025	12,811
Fiserv, Inc. *	78,065	8,045
FLEETCOR Technologies, Inc. *	11,805	2,811
FLIR Systems, Inc.	18,416	660
Fortinet, Inc. *	18,865	2,222
Gartner, Inc. *	12,533	1,566
Global Payments, Inc.	42,029	7,464

Index 500 Stock Portfolio

Common Stocks (98.3%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
Hewlett Packard Enterprise Co.	180,676	1,693
HP, Inc.	192,911	3,663
Intel Corp.	597,344	30,930
International Business Machines Corp.	125,084	15,219
Intuit, Inc.	36,771	11,995
IPG Photonics Corp. *	5,012	852
Jack Henry & Associates, Inc.	10,764	1,750
Juniper Networks, Inc.	46,596	1,002
Keysight Technologies, Inc. *	26,284	2,596
KLA-Tencor Corp.	21,835	4,230
Lam Research Corp.	20,453	6,785
Leidos Holdings, Inc.	18,773	1,674
Mastercard, Inc. - Class A	124,070	41,957
Maxim Integrated Products, Inc.	37,498	2,535
Microchip Technology, Inc.	35,457	3,644
Micron Technology, Inc. *	156,042	7,328
Microsoft Corp.	1,062,894	223,559
Motorola Solutions, Inc.	23,847	3,739
NetApp, Inc.	31,181	1,367
NortonLifeLock, Inc.	83,007	1,730
NVIDIA Corp.	86,659	46,902
Oracle Corp.	271,532	16,210
Paychex, Inc.	44,998	3,590
Paycom Software, Inc. *	6,877	2,141
PayPal Holdings, Inc. *	164,793	32,469
Qorvo, Inc. *	16,045	2,070
QUALCOMM, Inc.	158,467	18,648
salesforce.com, Inc. *	127,812	32,122
Seagate Technology PLC	31,347	1,544
ServiceNow, Inc. *	26,939	13,065
Skyworks Solutions, Inc.	23,461	3,414
Synopsys, Inc. *	21,315	4,561
TE Connectivity, Ltd.	46,355	4,531
Teradyne, Inc.	23,320	1,853
Texas Instruments, Inc.	128,646	18,369
Tyler Technologies, Inc. *	5,652	1,970
VeriSign, Inc. *	14,196	2,908
Visa, Inc. - Class A	236,803	47,354
Western Digital Corp.	42,491	1,553
Western Union Co.	57,726	1,237
Xerox Holdings Corp.	25,132	472
Xilinx, Inc.	34,315	3,577
Zebra Technologies Corp. - Class A *	7,492	1,891

Total		1,101,886

Common Stocks (98.3%)	Shares/ Par +	Value $ (000’s)

Materials (2.6%)
Air Products and Chemicals, Inc.	31,025	9,241
Albemarle Corp.	14,938	1,334
Amcor PLC	220,295	2,434
Avery Dennison Corp.	11,722	1,499
Ball Corp.	45,867	3,812
Celanese Corp. - Class A	16,614	1,785
CF Industries Holdings, Inc.	30,040	923
Corteva, Inc.	105,138	3,029
Dow, Inc.	104,092	4,898
DuPont de Nemours, Inc.	103,068	5,718
Eastman Chemical Co.	19,010	1,485
Ecolab, Inc.	34,872	6,969
FMC Corp.	18,198	1,927
Freeport-McMoRan, Inc.	203,967	3,190
International Flavors & Fragrances, Inc.	15,019	1,839
International Paper Co.	55,211	2,238
Linde PLC	73,788	17,571
LyondellBasell Industries NV - Class A	36,104	2,545
Martin Marietta Materials, Inc.	8,746	2,058
The Mosaic Co.	48,453	885
Newmont Mining Corp.	112,793	7,157
Nucor Corp.	42,401	1,902
Packaging Corp. of America	13,320	1,453
PPG Industries, Inc.	33,143	4,046
Sealed Air Corp.	21,865	849
The Sherwin-Williams Co.	11,509	8,019
Vulcan Materials Co.	18,603	2,521
WestRock Co.	36,466	1,267

Total		102,594

Real Estate (2.6%)
Alexandria Real Estate Equities, Inc.	16,473	2,636
American Tower Corp.	62,301	15,060
Apartment Investment & Management Co. - Class A	20,908	705
AvalonBay Communities, Inc.	19,768	2,952
Boston Properties, Inc.	19,892	1,597
CBRE Group, Inc. *	47,090	2,212
Crown Castle International Corp.	58,943	9,814
Digital Realty Trust, Inc.	37,781	5,545
Duke Realty Corp.	52,046	1,920
Equinix, Inc.	12,438	9,454
Equity Residential	48,095	2,469
Essex Property Trust, Inc.	9,159	1,839

Common Stocks (98.3%)	Shares/ Par +	Value $ (000’s)

Real Estate continued
Extra Space Storage, Inc.	18,128	1,940
Federal Realty Investment Trust	9,667	710
Healthpeak Properties, Inc.	75,608	2,053
Host Hotels & Resorts, Inc.	99,057	1,069
Iron Mountain, Inc.	40,471	1,084
Kimco Realty Corp.	60,747	684
Mid-America Apartment Communities, Inc.	16,063	1,863
Prologis, Inc.	103,762	10,441
Public Storage	21,360	4,757
Realty Income Corp.	48,461	2,944
Regency Centers Corp.	22,157	842
SBA Communications Corp.	15,722	5,007
Simon Property Group, Inc.	42,964	2,779
SL Green Realty Corp.	10,288	477
UDR, Inc.	41,443	1,351
Ventas, Inc.	52,401	2,199
Vornado Realty Trust	22,015	742
Welltower, Inc.	58,611	3,229
Weyerhaeuser Co.	104,815	2,989

Total		103,363

Utilities (2.9%)
The AES Corp.	93,420	1,692
Alliant Energy Corp.	35,063	1,811
Ameren Corp.	34,703	2,744
American Electric Power Co., Inc.	69,686	5,695
American Water Works Co., Inc.	25,450	3,687
Atmos Energy Corp.	17,326	1,656
CenterPoint Energy, Inc.	76,522	1,481
CMS Energy Corp.	40,209	2,469
Consolidated Edison, Inc.	46,981	3,655
Dominion Resources, Inc.	117,999	9,314
DTE Energy Co.	27,058	3,113
Duke Energy Corp.	103,293	9,148
Edison International	53,122	2,701
Entergy Corp.	28,120	2,771
Evergy, Inc.	31,859	1,619
Eversource Energy	48,128	4,021
Exelon Corp.	136,871	4,894
FirstEnergy Corp.	76,140	2,186
NextEra Energy, Inc.	68,772	19,088
NiSource, Inc.	53,797	1,183
NRG Energy, Inc.	34,290	1,054
Pinnacle West Capital Corp.	15,809	1,179
PPL Corp.	107,977	2,938
Public Service Enterprise Group, Inc.	71,035	3,900

Index 500 Stock Portfolio

Common Stocks (98.3%)	Shares/ Par +	Value $ (000’s)

Utilities continued
Sempra Energy	40,627	4,809
The Southern Co.	148,336	8,043
WEC Energy Group, Inc.	44,303	4,293
Xcel Energy, Inc.	73,785	5,092

Total		116,236

Total Common Stocks (Cost: $1,594,074)		3,914,132

Short-Term Investments (1.7%)
Commercial Paper (0.5%)
Exxon Mobil Corp.
0.000%, 10/6/20	1,500,000	1,500
0.000%, 10/14/20	1,500,000	1,500
0.000%, 11/17/20	2,000,000	1,999
Pfizer, Inc.
0.000%, 10/22/20 144A	4,000,000	4,000
0.000%, 10/27/20 144A	1,000,000	1,000
Roche Holdings, Inc.
0.000%, 10/13/20 144A	400,000	400
0.000%, 11/2/20 144A	4,600,000	4,599
Societe Generale SA 0.000%, 10/27/20 144A	5,000,000	5,000

Total		19,998

Money Market Funds (0.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030% #	11,562,797	11,563

Total		11,563

US Government & Agencies (0.9%)
Federal Home Loan Bank
0.000%, 10/21/20	8,149,000	8,149
0.000%, 10/28/20	5,000,000	5,000
0.000%, 11/3/20	3,000,000	3,000
0.000%, 11/13/20 b	1,200,000	1,200
0.000%, 11/18/20 b	5,000,000	4,999
0.000%, 11/20/20	5,000,000	4,999
0.000%, 11/25/20	2,500,000	2,500
0.000%, 12/28/20	5,000,000	4,999

Total		34,846

Total Short-Term Investments (Cost: $66,407)		66,407

Short-Term Investments (1.7%)	Shares/ Par +	Value $ (000’s)

US Government & Agencies continued

Total Investments (100.0%) (Cost: $1,660,481)@		3,980,539

Other Assets, Less Liabilities (0.0%)		1,518

Net Assets (100.0%)		3,982,057

Index 500 Stock Portfolio

Exchange Traded or Centrally Cleared Derivatives Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

E-mini S&P 500 Futures	Long	USD	20	398	12/20	$66,705	$310	$377

							$310	$377

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options

Total Exchange-Traded or Centrally Cleared Derivatives	$–	$377	$377	$–	$–	$–	$–

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020 the value of these securities (in thousands) was $14,999 representing 0.4% of the net assets.

#	7-Day yield as of 9/30/2020.
b

Cash or securities with an aggregate value of $6,199 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 9/30/2020.

@

At September 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,660,481 and the net unrealized appreciation of investments based on that cost was $2,320,368 which is comprised of $2,458,274 aggregate gross unrealized appreciation and $137,906 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Index 500 Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2020.

		Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Common Stocks	$3,914,132	$—	$—
Short-Term Investments
Money Market Funds	11,563	—	—
All Others	—	54,844	—
Other Financial Instruments^
Futures	310	—	—

Total Assets:	$3,926,005	$54,844	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
SONIA	Sterling Overnight Index Average
DAC	Designated Activity Company
TBA	To Be Announced

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
ZAR	South African Rand